Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holiday (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Aggregate dollar effect (in thousands)	$ 484	$ 5,121	$ 5,243
Per share effect-basic	$ 0	$ 0.02	$ 0.02
Per share effect-diluted	$ 0	$ 0.02	$ 0.02